Pension and Postretirement Benefits - Schedule of Accumulated Postretirement Benefit Obligation, Employer Contributions, Benefits Paid and Funded Status (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Other Postretirement Benefits [Line Items]
Funded status at end of year	$ (112,879)	$ (136,482)	$ (110,697)
Other Postretirement Benefit Obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Accumulated postretirement benefit obligation at end of year	49,233	49,504	44,772	40,534
Employer contributions	1,465	2,190
Benefits paid	(1,465)	(2,190)	(1,894)
Funded status at end of year	$ (49,233)	$ (49,504)